Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies Tables
Schedule of future minimum rentals payable under non-cancellable leases

The income tax and value-added tax returns for the following years are open to review by the tax authorities:

Years open to review by Tax Authorities
Entity	Income tax	Value-added tax

Cementos Pacasmayo S.A.A.	2012-2017	Dec. 2013-2017
Cementos Selva S.A.	2013-2017	Dec. 2013-2017
Distribuidora Norte Pacasmayo S.R.L.	2012-2017	Dec. 2013-2017
Empresa de Transmisión Guadalupe S.A.C.	2013-2017	Dec. 2013-2017
Salmueras Sudamericanas S.A.	2013-2017	Dec. 2013-2017
Calizas del Norte S.A.C. (in liquidation)	2013-2017	2013-2017

Schedule of plans and related expenses

A detail of plans and related expenses approved is presented as follows:

Project unit	Resource	Resolution Number	Year of approval	Program approved	Year expense
					2017	2016	2015
					S/(000)	S/(000)	S/(000)

Rioja	Limestone	OF.28-2002-MITINCI	2002	EAMP	236	409	255
Tembladera	Limestone	RD.019-97-EM/DGM	1997	EAMP	201	167	201
					437	576	456